Leases - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Leases [Abstract]
Lease cost		$ 5,900
Sublease income		$ 100
Weighted average remaining lease term	6 years 6 months		7 years 4 months 24 days
Weighted average discount rate	4.60%		4.60%
Contractual obligation	$ 2,900		$ 3,000
Contractual obligation, term	3 months